Financial Instruments - Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - TWD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, Held for trading		$ 569.8
Available-for-sale financial assets		98,248.5
Financial assets at FVTPL, mandatorily measured at FVTPL	$ 3,504.6
Financial assets at FVTOCI, investments in debt instruments	103,472.4
Notes and accounts receivable, net		684,416.6
Financial assets at FVTOCI	107,067.5
Commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets		148.3
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in debt instruments	3,910.7	5,841.4
Measured at fair value on a recurring basis [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets		93,374.2
Financial assets at FVTPL	3,504.6
Financial assets at FVTOCI	107,067.5
Hedging derivative financial assets		34.4
Hedging derivative financial liabilities	155.8
Measured at fair value on a recurring basis [member] | Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Notes and accounts receivable, net	3,595.1
Measured at fair value on a recurring basis [member] | Commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets		148.3
Financial assets at FVTOCI, investments in debt instruments	107.6
Measured at fair value on a recurring basis [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets		10,264.1
Financial assets at FVTOCI	11,596.3
Hedging derivative financial assets		27.0
Hedging derivative financial liabilities	153.9
Measured at fair value on a recurring basis [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets		83,110.1
Financial assets at FVTPL	3,504.6
Financial assets at FVTOCI	91,560.5
Hedging derivative financial assets		7.4
Hedging derivative financial liabilities	1.9
Measured at fair value on a recurring basis [member] | Level 2 [member] | Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Notes and accounts receivable, net	3,595.1
Measured at fair value on a recurring basis [member] | Level 2 [member] | Commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets		148.3
Financial assets at FVTOCI, investments in debt instruments	107.6
Measured at fair value on a recurring basis [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI	3,910.7
Measured at fair value on a recurring basis [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, Held for trading		569.8
Financial assets at FVTPL, mandatorily measured at FVTPL	85.3
Financial liabilities at FVTPL, Held for trading	40.8	26.7
Measured at fair value on a recurring basis [member] | Forward exchange contracts [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets	23.5	7.4
Hedging derivative financial liabilities	1.9	15.6
Measured at fair value on a recurring basis [member] | Forward exchange contracts [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, Held for trading		569.8
Financial assets at FVTPL, mandatorily measured at FVTPL	85.3
Financial liabilities at FVTPL, Held for trading	40.8	26.7
Measured at fair value on a recurring basis [member] | Forward exchange contracts [member] | Level 2 [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets	23.5	7.4
Hedging derivative financial liabilities	1.9	15.6
Measured at fair value on a recurring basis [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets		40,165.2
Financial assets at FVTOCI, investments in debt instruments	40,753.6
Measured at fair value on a recurring basis [member] | Corporate bonds [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets		40,165.2
Financial assets at FVTOCI, investments in debt instruments	40,753.6
Measured at fair value on a recurring basis [member] | Agency bonds/Agency mortgage-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets		29,235.4
Financial assets at FVTOCI, investments in debt instruments	31,288.8
Measured at fair value on a recurring basis [member] | Agency bonds/Agency mortgage-backed securities [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets		29,235.4
Financial assets at FVTOCI, investments in debt instruments	31,288.8
Measured at fair value on a recurring basis [member] | Asset backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets		13,459.5
Financial assets at FVTOCI, investments in debt instruments	15,670.3
Measured at fair value on a recurring basis [member] | Asset backed securities [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets		13,459.5
Financial assets at FVTOCI, investments in debt instruments	15,670.3
Measured at fair value on a recurring basis [member] | Government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets		7,817.7
Financial assets at FVTOCI, investments in debt instruments	11,151.3
Measured at fair value on a recurring basis [member] | Government bonds [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets		7,716.0
Financial assets at FVTOCI, investments in debt instruments	11,006.2
Measured at fair value on a recurring basis [member] | Government bonds [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets		101.7
Financial assets at FVTOCI, investments in debt instruments	145.1
Measured at fair value on a recurring basis [member] | Publicly traded stocks [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets		2,548.1
Financial assets at FVTOCI, Investments in equity instruments	590.1
Measured at fair value on a recurring basis [member] | Publicly traded stocks [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets		2,548.1
Financial assets at FVTOCI, Investments in equity instruments	590.1
Measured at fair value on a recurring basis [member] | Futures Contract [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets		27.0
Hedging derivative financial liabilities	153.9
Measured at fair value on a recurring basis [member] | Futures Contract [member] | Level 1 [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets		$ 27.0
Hedging derivative financial liabilities	153.9
Measured at fair value on a recurring basis [member] | Agency mortgage backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	3,419.3
Measured at fair value on a recurring basis [member] | Agency mortgage backed securities [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	3,419.3
Measured at fair value on a recurring basis [member] | Non-publicly traded stocks [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	3,910.7
Measured at fair value on a recurring basis [member] | Non-publicly traded stocks [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	$ 3,910.7